Disposals - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business		$ 254	$ 326
Contingent Receivables [Member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business	$ 88
FindLaw [member]
Disclosure In Entirety Of Divestitures [Line Items]
Proceeds from sale of subsidiaries			410
FindLaw and other businesses [member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business			297
Gains (losses) recognised when control in subsidiary is lost			$ 196